UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marina Del Rey, California 90292
(Address of principal executive offices)       (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2018
As of September 30, 2018

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/flagship/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Flagship Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Aspiration Flagship Fund Shareholder,

I want to take this opportunity to thank you for investing in the Aspiration Flagship Fund. We hope you're as pleased as we are with recent results.

Over the past fiscal year, the Aspiration Flagship Fund performed twice as well as the average multi-alternative strategy, with a 3.74% return for the Fund versus a 1.63% return for the average multi-alternative strategy (according to leading funds researcher Morningstar, for the one-year period ending September 30, 2018), assuming no management fee.

This marks yet another good year under our belt—the Flagship Fund has outperformed the average multi-alternative strategy since we first launched it four years ago, with a 2.25% return for the Fund and a 1.57% return for the average multi-alternative strategy (according to Morningstar, since inception for the period ending September 30, 2018), assuming no management fee.

Keep in mind that multi-alternative strategies are not designed to beat the market. Rather, they are less volatile funds, which, historically, have been used mainly by wealthier investors to complement other investments and smooth out the ups and downs of the market.

Our aim with the Aspiration Flagship Fund has been to make such strategies available to all investors.

That said, if you're looking for a mix of strategies that could help maximize long-term returns, consider combining Flagship with an investment strategy that offers broad equity exposure, such as the 100% fossil fuel free Aspiration Redwood Fund. (To learn more, please contact us at (800) 683-8529 or visit our Aspiration Redwood Fund page.)

Thanks again for investing in the Aspiration Flagship Fund. We take great pride in what we've been able to achieve, and we hope you're satisfied with the results so far. Know that we remain committed to bringing you and all Americans accessible, high-quality investment services.

Best,

Andrei Cherny
CEO, Aspiration

PS. Do you know anyone else you think we be a good fit to join Aspiration's growing community of investors? Please put in a good word for us!

(RCASP1118001)

Aspiration Flagship Fund

Performance Update (Unaudited)

For the period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2018
Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 at October 14, 2014 (Date of Initial Public Investment). All dividends and distributions are reinvested.  This graph depicts the performance of the Aspiration Flagship Fund versus the Morningstar Multialternative Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
					Gross	Net
	As of	One	Since	Inception	Expense	Expense
	September 30, 2018	Year	Inception	Date	Ratio*	Ratio*
	Aspiration Flagship Fund - With maximum
	assumed contribution reduction**	1.74%	0.25%	10/14/14	3.24%	0.50%
	Aspiration Flaghsip Fund - Without maximum
	assumed contribution reduction	3.74%	2.25%	10/14/14	3.24%	0.50%
	Morningstar Multialternative Index	1.63%	1.57%	N/A	N/A	N/A
	S&P 500 Total Return Index	17.91%	14.28%	N/A	N/A	N/A

*	The gross and net expense ratios shown are from the Fund's Financial Highlights as of September 30, 2018.
**
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  The Average Annual Total Returns with a maximum assumed contributed reduction is calculated assuming a maximum advisory fee of 2% is paid by an investor to the Advisor.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting aspiration.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Aspiration Flagship Fund

Schedule of Investments

As of September 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 41.64%
Event Driven - 11.48%
*	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	29,420	$903,782
*	IQ Merger Arbitrage ETF	27,411	870,847
			1,774,629
Global Macro - 16.60%
	First Trust Senior Loan ETF	13,698	658,189
	Reality Shares DIVS ETF	44,107	1,197,505
	VanEck Vectors Investment Grade Floating Rate ETF	28,092	711,570
			2,567,264
Long/Short Equity - 6.29%
	WisdomTree Dynamic Long/Short U.S. Equity Fund	27,412	971,755

Options Strategy - 4.36%
	Horizons S&P 500 Covered Call ETF	7,316	380,976
	Invesco S&P 500 BuyWrite ETF	12,951	293,729
			674,705
Unconstrained Bond - 2.91%
	iShares TIPS Bond ETF	1,697	187,722
	Schwab US TIPS ETF	4,845	261,436
			449,158

	Total Exchange-Traded Products (Cost $6,155,677)		6,437,511

OPEN-END FUNDS - 54.28%
Event Driven - 4.29%
	Gabelli Enterprise Mergers and Acquisitions Fund	21,957	353,504
*	Kellner Merger Fund	11,802	126,991
	The Merger Fund	10,931	183,202
			663,697
Global Macro - 18.03%
	FPA New Income, Inc.	6,346	63,078
	Goldman Sachs Absolute Return Tracker Fund	45,121	443,087
	Guggenheim Macro Opportunities Fund	16,839	447,410
	Litman Gregory Masters Alternative Strategies Fund	97,251	1,126,165
	Oppenheimer Fundamental Alternatives Fund	20,396	573,941
	PIMCO Dynamic Bond Fund	12,427	133,592
			2,787,273
Long/Short Equity - 7.52%
	AQR Long-Short Equity Fund	30,328	386,684
*	Boston Partners Global Long/Short Fund	31,292	363,611
*	Boston Partners Long/Short Research Fund	12,266	206,077
	Hancock Horizon Quantitative Long/Short Fund	10,163	206,419
			1,162,791

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued

As of September 30, 2018
	Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED
Managed Futures - 11.25%
* 361 Managed Futures Fund	52,615	$624,018
* AQR Managed Futures Strategy Fund	52,825	472,785
* Equinox Chesapeake Strategy Fund	26,097	329,870
* Equinox MutualHedge Futures Strategy Fund	24,783	202,478
Goldman Sachs Managed Futures Strategy Fund	10,806	110,216
		1,739,367
Option Strategy - 9.37%
AllianzGI Structured Return Fund	24,704	403,171
Gateway Fund	13,806	473,554
Glenmede Secured Options Portfolio	44,068	571,996
		1,448,721
Unconstrained Bond - 3.82%
Barings Active Short Duration Bond Fund	20,309	200,782
BlackRock Strategic Income Opportunities Portfolio	40,083	389,605
		590,387

Total Open-End Funds (Cost $8,286,075)		8,392,236

LIMITED PARTNERSHIP - 2.22%
Energy - 2.22%
Enviva Partners LP	10,792	343,186

Total Limited Partnership (Cost $262,787)		343,186

SHORT-TERM INVESTMENT - 1.02%
§ Fidelity Institutional Money Market Fund - Treasury Portfolio, 1.93%	157,279	157,279

Total Short-Term Investment (Cost $157,279)		157,279

Total Value of Investments (Cost $14,861,818) - 99.16%		$15,330,212

Other Assets Less Liabilities - 0.84%		130,197

NET ASSETS - 100.00%		$15,460,409

* Non-income producing investment
§ Represents 7 day effective yield as of September 30, 2018

The following acronym or abbreviation is also used in this portfolio:
LP - Limited Partnership
ETF - Exchange-Traded Fund

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued

As of September 30, 2018

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	41.64%	$6,437,511
Open-End Funds	54.28%	8,392,236
Limited Partnership	2.22%	343,186
Short-Term Investment	1.02%	157,279
Other Assets Less Liabilities	0.84%	130,197
Total	100.00%	$15,460,409

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities

As of September 30, 2018

Assets:
Investments, at value (cost $14,861,818)	$15,330,212
Cash	1,292
Receivables:
From Advisor	111,842
Fund shares sold	26,459
Dividends	4,185
Prepaid expenses:
Registration and filing expenses	16,267
Fund accounting fees	2,250
Compliance fees	451

Total Assets	15,492,958

Liabilities:
Payables:
Fund shares repurchased	13,201
Accrued expenses:
Professional fees	6,269
Insurance fees	5,417
Distribution and service fees - Investor Class Shares	3,378
Custody fees	3,133
Shareholder fulfillment fees	800
Miscellaneous expenses	350

Total Liabilities	32,548

Net Assets	$15,460,409

Net Assets Consist of:
Paid in capital	$14,917,392
Distributable earnings	543,017

Total Net Assets	$15,460,409
Shares Outstanding, no par value (unlimited authorized shares)	1,474,615
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.48

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations

For the fiscal year ended September 30, 2018

Investment Income:
Dividends	$215,611

Total Investment Income	215,611

Expenses:
Transfer Agent fees (Note 2)	150,540
Professional fees	59,027
Custody fees (Note 2)	43,069
Distribution and service fees - Investor Class Shares (Note 3)	33,916
Fund accounting fees (Note 2)	28,356
Compliance fees (Note 2)	28,000
Administration fees (Note 2)	23,999
Registration and filing expenses	21,142
Trustee fees and meeting expenses (Note 2)	19,406
Insurance fees	12,710
Shareholder fulfillment fees	9,765
Miscellaneous expenses	5,399
Securities pricing fees	4,148

Total Expenses	439,477

Expenses reimbursed by Advisor (Note 2)	(371,644)

Net Expenses	67,833

Net Investment Income	147,778

Realized and Unrealized Gain on Investments:

Net realized gain from:
Sale of underlying funds	18,980
Capital gain distributions from underlying funds	42,340
Total net realized gain	61,320

Net change in unrealized appreciation on investments	289,506

Net Realized and Unrealized Gain on Investments	350,826

Net Increase in Net Assets Resulting from Operations	$498,604

See Notes to Financial Statements

Aspiration Flagship Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2018	2017

Operations:
Net investment income	$147,778	$52,450
Net realized gain from investment transactions	18,980	1,103
Capital gain distributions from underlying funds	42,340	13,966
Net change in unrealized appreciation on investments	289,506	192,846

Increase (Decrease) in Net Assets Resulting from Operations	498,604	260,365

Distributions to Shareholders	(126,409)	(34,233)

Decrease in Net Assets Resulting from Distributions	(126,409)	(34,233)

Beneficial Interest Transactions:
Shares Sold	9,301,430	7,496,058
Reinvested Dividends and Distributions	126,059	34,176
Shares Repurchased	(4,391,075)	(3,093,378)

Net Increase in Beneficial Interest Transactions	5,036,414	4,436,856

Net Increase in Net Assets	5,408,609	4,662,988

Net Assets:
Beginning of year	$10,051,800	$5,388,812
End of year	$15,460,409	$10,051,800

Share Information:
Shares Sold	902,724	746,399
Reinvested Dividends and Distributions	12,250	3,451
Shares Repurchased	(425,168)	(308,186)
Net Increase in Shares of Beneficial Interest	489,806	441,664

See Notes to Financial Statements

Aspiration Flagship Fund

Financial Highlights

For a share outstanding during the period
or fiscal years ended September 30,	2018	2017	2016	2015	(f)

Net Asset Value, Beginning of Period	$10.21	$9.92	$9.75	$10.00

Income (Loss) from Investment Operations
Net investment income	0.11	0.07	0.11	0.16
Net realized and unrealized gain (loss) on investments	0.27	0.28	0.17	(0.27)

Total from Investment Operations	0.38	0.35	0.28	(0.11)

Less Distributions to Shareholders:
Net investment income	(0.11)	(0.06)	(0.11)	(0.14)

Total Distributions	(0.11)	(0.06)	(0.11)	(0.14)

Net Asset Value, End of Period	$10.48	$10.21	$9.92	$9.75

Total Return (e)	3.74%	3.55%	2.87%	(1.21)%	(b)

Net Assets, End of Period (in thousands)	$15,460	$10,052	$5,389	$4,161

Ratios of:
Gross Expenses to Average Net Assets (c)	3.24%	5.40%	7.06%	19.23%	(a)
Net Expenses to Average Net Assets (c)	0.50%	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets (c)(d)	1.09%	0.72%	1.01%	0.95%	(a)

Portfolio turnover rate	7.33%	13.99%	25.49%	67.24%	(b)

(a) Annualized
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 1.74%, 1.55%, 0.87%, and (3.21)% for the periods ended September 2018, 2017, 2016, and 2015, respectively.

(f)	For the fiscal period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.

See Notes to Financial Statement

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

1.  Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds ("ETFs"), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies ("BDCs").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2018, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities, including ETF's, are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund invests in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2018 for the Fund's assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products*	$6,437,511	$6,437,511	$-	$-
Open-End Funds*	8,392,236	8,392,236	-	-
Limited Partnership*	343,186	343,186	-	-
Short-Term Investment	157,279	157,279	-	-
Total Assets	$15,330,212	$15,330,212	$-	$-

(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal year ended September 30, 2018. It is the Fund's policy to record transfers at the end of the reporting period.
*Refer to Schedule of Investments for breakdown based on investment strategy.

Investment Valuation Sectors
Global Macro.  A global macro trading strategy involves investing in equity, fixed-income, foreign exchange, or commodity markets around the world. Macro Portfolio Managers focus on underlying macroeconomic fundamentals in developing their investment theses. Monetary policy shifts, fiscal policy shifts, gross domestic product growth, or inflation all may be considered in developing a market view. Portfolio Managers establish opportunistic long or short market positions to seek to benefit from anticipated market moves. Macro Portfolio Managers tend to make significant use of derivatives and leverage.

Long/Short Equity. Equity long/short strategies combine core long and short positions in stocks, stock indices, or derivatives related to the equity markets. Equity long/short Portfolio Managers attempt to generate long term capital appreciation by developing and actively managing equity portfolios that include both long and short positions by purchasing perceived undervalued securities and selling perceived overvalued securities to generate returns and to reduce a portion of general market risk. In generating non-market related returns, this investment approach emphasizes a Portfolio Manager's discretionary approach based on fundamental research

Event Driven. Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company's stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 60 to 90-day notice period to redeem at the next available redemption date.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

Managed Futures.  Managed futures strategies refer to an investment where a portfolio of futures contracts is actively managed by the Portfolio Managers. Managed futures are considered an alternative investment and are often used by funds and institutional investors to provide both portfolio and market diversification.

Options Strategy.  Option strategies are the simultaneous, and often mixed buying or selling of one or more options that differ in one or more of the options' variables. Options strategies allow traders to profit from movements in the underlying assets based on market sentiment.

Unconstrained Bond.  Unconstrained bond strategies are an absolute return type approach that generally aim to reduce exposure to interest rates, among other risks, and give investors flexibility in their fixed income portfolio.  Unconstrained bond strategies allow managers to pursue returns across many asset classes and sectors.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, ETFs, and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and BDCs.  Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios, and compliance with the Fund's investment restrictions.  The principal risks of investing in the Fund include: correlation risk, investment company risk, allocation risk, underlying fund concentration risk, leveraging risk, foreign investing and emerging markets risk, convertible securities risk, BDC risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs risk, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities risk, bonds and other fixed income securities risk, and management risk.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and distributions received from investment funds are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  Advisory fees will not be incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational costs of the Fund that were incurred prior to commencement of operations, which amounted to $123,370. During the initial period ended September 30, 2015, the Advisor elected to bear $28,679 of those organizational costs and not make them subject to recoupment. As of September 30, 2018, no organizational costs are still subject to recoupment.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
September 30, 2018	$371,644	September 30, 2021
September 30, 2017	$365,065	September 30, 2020
September 30, 2016	$301,868*	September 30, 2019

*Reimbursements for the fiscal year ended September 30, 2016 consisted of the Advisor reimbursing the Fund $301,868, of which $10,840 related to offering costs expensed during the period ended September 30, 2016, and $291,028 related to other reimbursements.

Sub-Advisor
Emerald Separate Account Management, LLC (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $23,999 of fees by the Administrator for the fiscal year ended September 30, 2018.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $28,356 of fees by The Nottingham Company for the fiscal year ended September 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $28,000 in compliance fees for the fiscal year ended September 30, 2018.

Custodian
UMB Bank, N.A. provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $43,069 in custody fees for the fiscal year ended September 30, 2018.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $150,540 to the Transfer Agent for the fiscal year ended September 30, 2018.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $5,900 in distribution expenses for the fiscal year ended September 30, 2018. These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust
As of September 30, 2018, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2018, $33,916 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$6,192,620	$950,853

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of September 30, 2018.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years/period from September 30, 2015 through September 30, 2018.  As of and during the fiscal year ended September 30, 2018, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended September 30, 2018, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$126,409	$ 34,233

At September 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,862,548

Gross Unrealized Appreciation	$583,679
Gross Unrealized Depreciation	(116,015)
Net Unrealized Appreciation	467,664

Undistributed Net Investment Income	48,844
Undistributed Long-Term Capital Gains	26,509

Accumulated Distributable Earnings	$543,017

Capital Loss Carryforwards
The Fund utilized the prior year capital loss carryforward amount of $35,428 to offset current year capital gains.

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2018, there were no control persons of the Fund.

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements

As of September 30, 2018

8.  New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Advisor is currently evaluating the impact of this new guidance on the Fund's financial statements.

9.  Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiration Flagship Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Aspiration Flagship Fund (the "Fund") (one of the funds constituting the Aspiration Funds (the "Trust")), including the schedule of investments, as of September 30, 2018, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). The statement of changes in net assets for the year ended September 30, 2017 and the financial highlights for the periods ended September 30, 2015, September 30, 2016 and September 30, 2017 were audited by another independent registered public accounting firm whose report, dated November 29, 2017, expressed an unqualified opinion on the statement of changes in net assets and those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting the Aspiration Funds) at September 30, 2018, the results of its operations, the changes in its net assets , and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of the Trust since 2018.

Los Angeles, CA
November 29, 2018

Aspiration Flagship Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended September 30, 2018.

During the fiscal year ended September 30, 2018, the Fund paid $126,409 in ordinary income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Investor Class Shares	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,024.40	$2.54
	$1,000.00	$1,022.56	$2.54
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/365 (to reflect the six month period).

5.    Approval of Sub-Investment Advisory Agreement

The Sub-Advisor manages the Fund's daily activity, pursuant to a sub-investment advisory agreement (the "Existing Sub-Investment Advisory Agreement"). At a quarterly meeting of the Fund's Board of Trustees held on September 11, 2018, the Trustees approved a new sub-investment advisory agreement (the "New Sub-Investment Advisory Agreement") with the Sub-Advisor in anticipation of a transaction (the "Transaction") with 1251 Capital Group, Inc. ("1251").  Under the Transaction, 1251 would acquire a 51% partnership stake in the Sub-Advisor, which could be deemed to result in a change in control of the Sub-Advisor and the automatic termination of the Existing Sub-Investment Advisory Agreement with the Sub-Advisor.

Prior to the September 11, 2018 meeting, the Board requested, and the Sub-Advisor provided, information about the Transaction and 1251.  In particular, the Sub-Advisor provided background on the Transaction as well as information relating to the management, financial strength and business plan of 1251.  The Sub-Advisor also confirmed that executive team and portfolio managers would not change as a result of the Transaction.  At the September 11, 2018 meeting, representatives of 1251 and the Sub-Advisor also provided an overview of the Transaction to and responded to questions from the Trustees, and the Sub-Advisor confirmed that the responses and information provided as part of the Board's consideration of the Existing Sub-Investment Advisory Agreement remained materially accurate as of September 11, 2018.  As a result, in considering the New Sub-Investment Advisory Agreement, the Trustees took into consideration the information that had been provided to them at their December 12, 2017 meeting, at which the Trustees approved the Existing Sub-Investment Advisory Agreement. In considering whether to approve the New Sub-Investment Advisory Agreement, the Trustees noted that they had reviewed and considered the information they deemed reasonably necessary with respect to the Existing Sub-Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) the investment performance of the Fund and Sub-Advisor; (iii) the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Sub-Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Sub-Advisor's practices regarding conflicts of interest.

The Trustees also noted that they had reviewed the Sub-Advisor's Form ADV, experience, profitability with respect to the Fund, its financial strength and capability, and other pertinent information. The Board also reviewed, among other things, a copy of the New Sub-Investment Advisory Agreement, noting that it was substantially the same as the Existing Sub-Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Sub-Advisor, the Trustees noted that they had considered the responsibilities of the Sub-Advisor under the Existing Sub-Investment Advisory Agreement and that those responsibilities would not change under the New Sub-Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares. The Trustees also considered that the Sub-Advisor advised the Board that the information previously provided to the Board in connection with the renewal of the Existing Sub-Investment Advisory Agreement has not materially changed. The Trustees considered that the Sub-Advisor advised the Board that its current executive and management team would continue to independently manage day-to-day operations and retain full control of the investment process and function after the Transaction. The Trustees also considered that 1251 informed the Board that the Sub-Advisor is expected to continue providing the same level of compliance operational support to the Fund under the New Sub-Investment Advisory Agreement.  After reviewing the foregoing information and further information from the Sub-Advisor, the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

In considering the investment performance of the Fund and Sub-Advisor, the Trustees considered that they had previously compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data; the consistency of the Sub-Advisor's management of the Fund with its investment objective, policies and limitations; the short-term investment performance of the Fund; the Sub-Advisor's experience managing the Fund; and the Sub-Advisor's historical investment performance. The Trustees noted that the Sub-Advisor had advised that Board that the information previously provided to the Board in connection with the renewal of the Existing Sub-Investment Advisory Agreement has not materially changed.  Upon further consideration, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

In considering the costs of the services provided and profits realized by the Sub-Advisor and its affiliates from the relationship with the Fund, the Trustees noted that the management fee, which is based on a percentage of fees received by the Advisor, calculated after the Advisor's 10% donation to charity, would remain the same under the New Sub-Investment Advisory Agreement. The Trustees considered that they had previously evaluated the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance program; the financial condition of the Sub- Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Sub-Advisor; the asset level of the Fund; the overall expenses of the Fund; and the nature and frequency of advisory fee payments allocated by individual investors in the Fund in connection with the renewal of the Existing Sub-Investment Advisory Agreement. The Trustees noted the Sub-Advisor has advised the Board that the information previously provided to the Board in connection with the renewal of the Existing Sub-Investment Advisory Agreement has not materially changed.  The Trustees also considered that they had previously reviewed the financial statements for the Sub-Advisor and discussed the financial stability and profitability of the firm and considered the potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor's name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor's other clients in connection with the renewal of the Existing Sub-Investment Advisory Agreement. The Trustees considered that they had previously compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors, in connection with the renewal of the Existing Sub-Investment Advisory Agreement. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale are realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees noted that, in connection with their review of the Existing Sub-Investment Advisory Agreement, they had previously reviewed the Fund's operational history (and noted that the size of the Fund had not provided an opportunity to realize economies of scale); reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows, and noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future; and pointed out that breakpoints in the advisory fee could be reconsidered in the future. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees noted that they had previously reviewed the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also noted that they had considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Sub-Advisor; the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars); and, that due to the Funds strategy of investing in other funds, the Fund does not pay brokerage commissions. The Trustees also considered that the Sub-Advisor has advised the Board that the information previously provided to the Board in connection with the renewal of the Existing Sub-Investment Advisory Agreement has not materially changed. After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees noted that, in connection with its review of the Existing Sub-Investment Advisory Agreement, they had previously evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Sub-Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Sub-Advisor's code of ethics. The Board noted that they had been advised that the information previously provided to the Board in connection with the renewal of the Existing Sub-Investment Advisory Agreement has not materially changed and, following further consideration and discussion, the Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the New Sub-Investment Advisory Agreement for the Fund.

6.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $19,406 during the fiscal year ended September 30, 2018 from the Fund for their services to the Fund and Trust.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Chuck Daggs (1947) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 05/2018	Currently Retired; previously Executive Vice President of Wealth Management Group at Wells Fargo from 1998 – 2015.	2	None.
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 01/2016	President and Chief Executive Officer of High Point Strategies, LLC (Public Affairs Consulting) since 2013; Lobbyist for Ek & Ek, LLC (Public Affairs Consulting) from 2012 – 2013; Senior Vice President at MWW Group, Inc. (Public Affairs Consulting) from 2008 – 2012.	2	None.
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) since 2005.	2	The Giving Back Fund; Prime Access Capital.
Interested Trustees
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee, Principal Executive Officer and President	Trustee Since 08/2017; President Since 2/2014	Chief Executive Officer of Aspiration Partners, LLC since 2013; Investor since 2009; previously, Managing Director and Senior Analyst for Burston-Marsteller (Public Relations and Communications) from 2011 – 2013.	2	Board Member and President for Democracy: a Journal of Ideas.
Alexandra Horigan (1983) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee	Since 08/2017	Vice President of Operations of Aspiration Partners, Inc. since 2012.	2	None.
Other Officers
Ashley E. Harris (1984) 116 South Franklin Street Rocky Mount, NC 27804	Treasurer, Principal Financial Officer and Assistant Secretary of the Trust	Since 12/2014	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Robert G. Schaaf Date of Birth: 09/1988	Secretary	Since 09/18	General Counsel of The Nottingham Company since 2018; Daughtry, Woodard, Lawrence & Starling (08/2015 – 01/2018); JD/MBA Candidate, Wake Forest University (07/2011 – 05/2015).	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 06/18
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

7.   Change of Independent Registered Public Accounting Firm

At a meeting held on March 5, 2018, based on the recommendation of the Audit Committee of the Aspiration Flagship Fund and Aspiration Redwood Fund, each a series of Aspiration Funds (hereinafter referred to as the "Funds") and the approval of the Board of Trustees, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm for the Funds. At the same meeting, based on the recommendation and approval of the Audit Committee, the full Board of Trustees of the Funds approved the appointment of Ernst & Young LLP as the Funds' independent registered public accounting firm for the fiscal year ending September 30, 2018.

The reports of Cohen on the Funds' financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Funds' two most recent fiscal years, and through March 5, 2018, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds' financial statements for such years. During the two most recent fiscal years, and through March 5, 2018, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.

The Funds requested Cohen to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter was filed as an Exhibit to the Form N-SAR filing made on June 1, 2018.

Aspiration Flagship Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2 - CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

 Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal period ended September 30, 2017 and September 30, 2018 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant for fiscal year ended 2017, Cohen & Company, Ltd., and for fiscal year ended 2018, Ernst & Young, LLP (collectively referred to herein as "Accountants"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountants in connection with the registrant's statutory and regulatory filings.

Fund	2017	2018
Aspiration Flagship Fund	$14,000	$20,000
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal period ended September 30, 2017 and September 30, 2018 for assurance and related services by the Accountants that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal period ended for September 30, 2017 and September 30, 2018 for professional services rendered by the Accountants for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2017	2018
Aspiration Flagship Fund	$3,300	$5,500

(d)	All Other Fees –There were no other fees billed by the Accountants which were not disclosed in Items (a) through (c) above during the fiscal years.
(e)(1)
The registrant's Board of Trustees pre-approved the engagement of Ernst & Young, LLP for the last fiscal period at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Ernst & Young, LLP for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by an accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)
There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

 (h)    Not applicable.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6 - SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

 Item 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11 - CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)
If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities;
(2)
All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) ("revenue split"); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); and
(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

Item 13 - EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
Date: December 10, 2018	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: December 10, 2018	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
Date: December 10, 2018	Ashley E. Harris Treasurer and Principal Financial Officer